Issued Capital and Reserves - Summary of Detailed Information of Ordinary Share Capital (Detail) - GBP (£)								12 Months Ended
	Oct. 22, 2018	Aug. 03, 2018	Jun. 01, 2018	Oct. 28, 2017	Apr. 26, 2017	Apr. 03, 2017	Jun. 09, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2017	Jun. 01, 2016
Disclosure of classes of share capital [line items]
Beginning balance								£ 62,483,490	£ 79,256,742	£ 62,483,490
Issuances in the year										67,888,821
Ending balance								32,770,780	62,483,490	79,256,742
Nominal value					£ 0.003
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance								213,285	193,022	59,221
Issuances in the year								436	20,263	133,801
Ending balance								£ 213,721	£ 213,285	£ 193,022
Ordinary shares issued and fully paid, Beginning balance								71,094,974	64,340,798	19,740,296
Ordinary shares issued and fully paid, Ending balance								71,240,272	71,094,974	64,340,798
Nominal value	£ 0.003	£ 0.003	£ 0.003			£ 0.003		£ 0.003	£ 0.003	£ 0.003	£ 0.003	£ 0.003
Ordinary shares [member] | Private financing round [member]
Disclosure of classes of share capital [line items]
Issued						5,042,017	39,464,540
Ordinary shares [member] | Private placement [member]
Disclosure of classes of share capital [line items]
Issued							5,135,962
Nominal value							£ 0.003
Ordinary shares [member] | Conversion of loan note [member]
Disclosure of classes of share capital [line items]
Issued					1,221,361
Ordinary shares [member] | acquisition of license [member]
Disclosure of classes of share capital [line items]
Issued				490,798
Ordinary shares [member] | Public Offering [member]
Disclosure of classes of share capital [line items]
Issued			50,076
Ordinary shares [member] | Exercise of share options [member]
Disclosure of classes of share capital [line items]
Issued	85,222	10,000